Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term New York Municipal Fund))	0 Months Ended
Apr. 02, 2012
Merrill Lynch Municipal Bond Index (3-7 Years)
Average Annual Return:
1 Year	6.89%
5 Years	5.71%
10 Years	5.03%
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years	2.48%
Class A
Average Annual Return:
1 Year	3.99%
5 Years	3.28%
10 Years	4.27%
Inception Date	Sep. 18, 1991
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.99%
5 Years	3.28%
10 Years	4.27%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.13%
5 Years	3.41%
10 Years	4.28%
Class B
Average Annual Return:
1 Year	2.52%
5 Years	2.91%
10 Years	4.16%
Inception Date	May 01, 1997
Class C
Average Annual Return:
1 Year	5.65%
5 Years	3.18%
10 Years	3.83%
Inception Date	May 01, 1997